Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Weighted average ordinary shares used in computing diluted loss per share	4,407,510	4,407,510	4,313,064	3,257,088
Diluted net loss per share | (per share)	$ (9.59)	¥ (66.18)	¥ (462.88)	¥ (149.98)